SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Non Cash Transactions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable and Excise Taxes on Redemption	$ 3	$ 0	$ 13
Common equities
Other Significant Noncash Transactions [Line Items]
Dividends payable on common shares	2,695	498	58
Parent Company
Other Significant Noncash Transactions [Line Items]
Dividends payable on common shares	2,695	498
Parent Company | Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable and Excise Taxes on Redemption	3	0	13
Parent Company | Common equities
Other Significant Noncash Transactions [Line Items]
Dividends payable on common shares	$ 2,695	$ 498	$ 58